UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08246

Exact name of registrant as specified in charter:	Delaware Investments® Global
Dividend and Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

February 28, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 62.68%❖
Consumer Discretionary – 6.25%
=†PAvado Brands	272	$0
±Bayerische Motoren Werke	5,376	132,963
†Cablevision Systems	150	1,949
±Don Quijote	8,400	99,115
Gap	24,800	267,592
Mattel	20,600	243,904
±*NGK Spark Plug	8,000	61,909
±*PPR	867	51,372
±*Publicis Groupe	5,043	116,717
±Round One	13,901	80,656
±Techtronic Industries	305,000	109,461
†Time Warner Cable Class A	2	36
±Toyota Motor	4,321	138,414
±Vivendi	6,236	148,243
±*WPP Group	21,438	111,215
		1,563,546
Consumer Staples – 8.68%
Archer-Daniels-Midland	10,800	287,928
±Coca-Cola Amatil	52,485	299,551
CVS Caremark	8,800	226,512
±Greggs	2,423	126,730
Heinz (H.J.)	6,200	202,554
*Kimberly-Clark	4,400	207,284
Kraft Foods Class A	9,500	216,410
±Metro	4,760	137,410
±Parmalat	121,774	224,661
Safeway	13,100	242,350
		2,171,390
Diversified REITs – 0.65%
*Digital Realty Trust	1,200	35,868
Duke Realty	1,700	11,730
*Liberty Property Trust	2,800	51,156
Vornado Realty Trust	1,670	54,659
*Washington Real Estate Investment Trust	575	9,861
		163,274
Energy – 5.82%
±BP	51,783	329,876
Chevron	3,900	236,769
ConocoPhillips	5,800	216,630
Marathon Oil	11,400	265,278
±*Total	5,972	280,541
†Transocean	2,100	125,517
		1,454,611
Financials – 4.73%
Allstate	13,100	220,473
±*AXA	8,522	77,671
Bank of New York Mellon	9,700	215,049
†Cardtronics	1,450	2,030
±Mitsubishi UFJ Financial Group	49,239	222,466
±Nordea Bank FDR	22,723	111,755

±Standard Chartered	9,461	89,157
Travelers	6,800	245,820
		1,184,421
Health Care – 10.39%
±AstraZeneca	4,217	133,719
Bristol-Myers Squibb	12,200	224,602
Cardinal Health	8,300	269,335
Johnson & Johnson	4,200	210,000
Merck	10,000	242,000
±*Novartis	5,655	206,313
±Novo-Nordisk Class B	4,211	205,036
±Ono Pharmaceutical	3,000	138,889
Pfizer	16,300	200,653
Quest Diagnostics	6,300	288,729
±Sanofi-Aventis	3,475	178,584
Wyeth	7,400	302,067
		2,599,927
Health Care REITs – 0.62%
*HCP	2,400	43,848
*Health Care REIT	1,975	60,771
Ventas	2,325	50,150
		154,769
Hotel REITs – 0.13%
Hersha Hospitality Trust	5,450	9,810
Host Hotels & Resorts	5,950	22,015
		31,825
Industrial REITs – 0.10%
AMB Property	1,785	21,259
ProLogis	800	4,632
		25,891
Industrials – 5.07%
±Asahi Glass	17,000	73,528
†BWAY Holding	470	2,952
±*Cie de Saint-Gobain	3,880	88,501
±Deutsche Post	19,616	187,630
†Flextronics International	950	1,957
†Graphic Packaging Holding	2,829	2,263
Grupo Aeroportuario del Centro Norte ADR	1,200	8,628
±Koninklijke Philips Electronics	10,507	167,979
=†PPort Townsend	100	1
±Singapore Airlines	17,550	114,352
±Teleperformance	8,149	224,072
±Tomkins	74,333	119,414
±Vallourec	760	59,147
*Waste Management	8,100	218,700
		1,269,124
Information Technology – 7.78%
±Canon	6,700	169,106
†CGI Group Class A	38,845	283,975
±Ericsson LM Class B	27,000	218,673
Intel	19,300	245,882
International Business Machines	3,300	303,699
Motorola	61,400	216,128
±Nokia	15,394	144,231
±Samsung Electronics	550	169,161
Xerox	37,500	194,250
		1,945,105
Mall REITs – 0.46%
*Macerich	2,140	24,439
*Simon Property Group	2,700	89,370
		113,809

Materials – 2.16%
Agrium	4,700	163,466
duPont (E.I.) deNemours	10,500	196,981
Innophos Holdings	250	2,655
±*†Lafarge	856	36,672
±Linde	2,177	139,882
		539,656
Mortgage REIT – 0.08%
Annaly Capital Management	1,500	20,850
		20,850
Multifamily REITs – 0.46%
*Apartment Investment & Management	2,932	15,305
*BRE Properties Class A	1,000	18,920
Camden Property Trust	1,440	27,058
Equity Residential	2,400	42,240
*Essex Property Trust	200	10,878
		114,401
Office REITs – 0.90%
*Alexandria Real Estate Equities	700	27,972
BioMed Realty Trust	800	6,824
Boston Properties	700	25,963
*Corporate Office Properties	750	18,750
*Highwoods Properties	1,800	34,002
*Kilroy Realty	800	14,888
Mack-Cali Realty	5,700	97,356
		225,755
Self-Storage REIT – 0.23%
Public Storage	1,050	58,254
		58,254
Shopping Center REITs – 0.31%
Developers Diversified Realty	300	885
*Kimco Realty	6,400	56,640
Kite Realty Group Trust	3,100	10,664
Ramco-Gershenson Properties	1,700	8,772
		76,961
Specialty REITs – 0.38%
*Entertainment Properties Trust	500	7,455
*Plum Creek Timber	1,820	47,739
*Potlatch	1,730	39,392
		94,586
Telecommunications – 5.38%
AT&T	9,600	228,192
†Century Communications	125,000	0
†Chunghwa Telecom ADR	17,203	264,066
±†France Telecom	8,844	197,620
±Telstra	82,352	185,608
*Verizon Communications	8,900	253,917
±Vodafone Group	122,286	216,747
		1,346,150
Utilities – 2.10%
Entergy	1	34
*†Mirant	53	648
±National Grid	32,141	286,086
*†NRG Energy	250	4,725
Progress Energy	6,600	233,772
		525,265
Total Common Stock (cost $25,233,824)		15,679,570

Convertible Preferred Stock – 2.61%
Banking, Finance & Insurance – 0.54%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	3,400	133,875
Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	1,500	975
		134,850

Cable, Media & Publishing – 0.18%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49		140	44,485
			44,485
Energy – 0.52%
*Chesapeake Energy 4.50% exercise price $44.15, expiration date 12/31/49		1,275	74,428
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28		1,950	54,600
			129,028
Health Care & Pharmaceuticals – 0.89%
Inverness Medical Innovations Series B exercise price $69.32, expiration date 12/31/49		400	57,408
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		100	81,089
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10		500	84,812
			223,309
Metals & Mining – 0.15%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.24, expiration date 5/1/10		700	37,888
			37,888
Telecommunications – 0.33%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		1,150	50,169
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17		120	32,430
			82,599
Total Convertible Preferred Stock (cost $1,133,686)			652,159

Preferred Stock – 1.06%
Banking, Finance & Insurance – 0.21%
•JPMorgan Chase 7.90%		65,000	44,939
#Preferred Blocker 144A 7.00%		38	6,491
			51,430
Industrial – 0.00%
@=Port Townsend		20	0
			0
Leisure, Lodging & Entertainment – 0.16%
*Red Lion Hotels Capital Trust 9.50%		3,226	39,519
			39,519
Real Estate – 0.69%
SL Green Realty 7.625%		17,600	167,199
W2007 Grace Acquisitions I 8.75%		10,000	6,000
			173,199
Total Preferred Stock (cost $855,671)			264,148

		Principal
		Amount°
Agency Mortgage-Backed Security – 1.12%
Fannie Mae S.F. 30 yr TBA 4.50% 3/1/39	USD	280,000	280,525
Total Agency Mortgage-Backed Security (cost $281,116)			280,525

Convertible Bonds – 10.47%
Aerospace & Defense – 0.69%
#AAR 144A 1.75% exercise price $29.43, expiration date 1/1/26		90,000	64,350
#L-3 Communications Holdings 144A 3.00% exercise price $101.13, expiration date 8/1/35		110,000	107,525
			171,875
Banking, Finance & Insurance – 0.18%
*National City 4.00% exercise price $482.51 expiration date 2/1/11		50,000	45,188
			45,188
Basic Materials – 0.65%
Rayonier TRS Holdings 3.75% exercise price $54.82, expiration date 10/15/12		135,000	118,463
#Sino-Forest 144A 5.00% exercise price $20.29 expiration date 8/1/13		65,000	42,900
			161,363
Cable, Media & Publishing – 0.53%
General Cable 0.875% exercise price $50.36, expiration date 11/14/13		80,000	52,600
#Playboy Enterprises 144A 3.00% exercise price $17.02, expiration date 3/15/25		160,000	80,800
			133,400
Computers & Technology – 1.72%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 5/1/15		70,000	25,988
#144A 6.00% exercise price $28.08, expiration date 5/1/15		165,000	61,256

Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	165,000	110,962
Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/14/26	120,000	31,650
#Intel 144A 2.95% exercise price $31.53, expiration date 12/15/35	105,000	81,505
Linear Technology 3.125% exercise price $48.24 expiration date 5/1/27	70,000	66,063
*SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	100,000	53,875
		431,299
Electronics & Electrical Equipment – 0.13%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	35,000	31,675
		31,675
Energy – 0.34%
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	35,000	23,888
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	35,000	29,619
1.625% exercise price $168.61, expiration date 12/15/37	35,000	31,368
		84,875
Environmental Services – 0.26%
Allied Waste Industries 4.25% exercise price $45.40, expiration date 4/15/34	71,000	66,296
		66,296
Health Care & Pharmaceuticals – 2.62%
Advanced Medical Optics 3.25% exercise price $59.61, expiration date 8/1/26	90,000	90,000
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	150,000	144,000
Amgen
0.375% exercise price $79.48, expiration date 2/1/13	85,000	75,650
#144A 0.375% exercise price $79.48, expiration date 2/1/13	60,000	53,400
CV Therapeutics 3.25% exercise price $27.00, expiration date 8/16/13	10,000	8,700
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	85,000	55,675
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	40,000	29,350
•Wyeth 0.965% exercise price $60.09, expiration date 1/15/24	200,000	198,599
		655,374
Real Estate – 0.62%
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	15,000	13,688
MeriStar Hospitality 9.50% exercise price $10.18, expiration date 4/1/10	85,000	87,252
Vornado Realty Trust 2.85% exercise price $159.04, expiration date 3/15/27	70,000	53,113
		154,053
Retail – 0.18%
Pantry 3.00% exercise price $50.10, expiration date 11/15/12	65,000	45,338
		45,338
Telecommunications – 1.95%
#Alaska Communications System Group 144A 5.75% exercise price $12.90, expiration date 3/1/13	105,000	68,644
CommScope 1.00% exercise price $21.75, expiration date 3/15/24	85,000	84,575
#Leap Wireless International 144A 4.50% exercise price $93.21, expiration date 7/15/14	21,000	14,280
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	110,000	44,963
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	175,000	117,249
*Qwest Communications International 3.50% exercise price $5.33, expiration date 11/15/25	70,000	62,913
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	180,000	94,949
		487,573
Transportation – 0.16%
Bristow Group 3.00% exercise price $77.34 expiration date 6/15/38	70,000	40,863
		40,863
Utilities – 0.44%
Dominion Resources 2.125% exercise price $36.14, expiration date 12/15/23	110,000	110,138
		110,138
Total Convertible Bonds (cost $3,481,137)		2,619,310

Corporate Bonds – 27.49%
Banking – 0.74%
#GMAC 144A
6.00% 12/15/11	5,000	2,931
6.625% 5/15/12	12,000	6,918
6.875% 9/15/11	15,000	9,770
6.875% 8/28/12	22,000	12,675

JPMorgan Chase Capital XXV 6.80% 10/1/37	187,000	140,019
•USB Capital IX 6.189% 4/15/49	15,000	6,002
•Wells Fargo Capital XIII 7.70% 12/29/49	15,000	7,308
		185,623
Basic Industry – 2.68%
ArcelorMittal 6.125% 6/1/18	72,000	55,525
California Steel Industries 6.125% 3/15/14	30,000	20,850
Domtar 7.125% 8/15/15	50,000	34,250
Freeport McMoRan Copper & Gold 8.25% 4/1/15	61,000	54,352
Georgia-Pacific
7.70% 6/15/15	15,000	13,275
*8.875% 5/15/31	32,000	24,800
Huntsman International
7.875% 11/15/14	20,000	9,600
8.375% 1/1/15	25,000	11,813
Innophos 8.875% 8/15/14	45,000	36,000
@#Innophos Holding 144A 9.50% 4/15/12	30,000	21,750
International Coal Group 10.25% 7/15/14	25,000	18,125
#MacDermid 144A 9.50% 4/15/17	78,000	31,200
Momentive Performance Materials 9.75% 12/1/14	50,000	19,250
NewPage 10.00% 5/1/12	30,000	9,225
Noranda Aluminum Acquisition PIK 6.595% 5/15/15	40,000	9,800
Norske Skog Canada 8.625% 6/15/11	40,000	18,600
@=Port Townsend 12.431% 8/27/12	28,776	20,863
@Potlatch 12.50% 12/1/09	88,000	92,474
#Rock-Tenn 144A 9.25% 3/15/16	35,000	35,000
Rockwood Specialties Group 7.50% 11/15/14	50,000	42,750
#Ryerson 144A
•8.545% 11/1/14	25,000	12,875
12.25% 11/1/15	10,000	5,950
@#Sappi Papier Holding 144A 6.75% 6/15/12	45,000	27,740
#Steel Dynamics 144A 7.75% 4/15/16	50,000	38,750
•Verso Paper Holdings 4.92% 8/1/14	20,000	5,300
		670,117
Brokerage – 0.66%
E Trade Financial 12.50% 11/30/17	20,000	9,300
Goldman Sachs Group 6.75% 10/1/37	185,000	131,873
LaBranche 11.00% 5/15/12	27,000	23,895
		165,068
Capital Goods – 2.03%
*Associated Materials 9.75% 4/15/12	25,000	20,750
Building Materials Corporation of America 7.75% 8/1/14	25,000	17,250
BWAY 10.00% 10/15/10	85,000	80,113
@CPG International I 10.50% 7/1/13	32,000	17,120
*Graham Packaging 9.875% 10/15/14	60,000	38,100
*Graphic Packaging International 9.50% 8/15/13	75,000	56,250
Greenbrier 8.375% 5/15/15	25,000	12,438
@Intertape Polymer 8.50% 8/1/14	26,000	16,250
L-3 Communications 7.625% 6/15/12	30,000	30,225
#Moog 144A 7.25% 6/15/18	30,000	27,150
Owens Brockway Glass Container 6.75% 12/1/14	110,000	106,699
*RBS Global/Rexnord 11.75% 8/1/16	25,000	16,500
*Sally Holdings Capital 10.50% 11/15/16	50,000	43,625
Thermadyne Holdings 9.50% 2/1/14	30,000	19,275
Vought Aircraft Industries 8.00% 7/15/11	10,000	5,550
		507,295
Consumer Cyclical – 1.91%
Centex
4.55% 11/1/10	35,000	31,325
5.125% 10/1/13	10,000	7,800
*Denny's Holdings 10.00% 10/1/12	15,000	12,975
*Dollar General 10.625% 7/15/15	35,000	35,263

DR Horton
6.00% 4/15/11	15,000	13,575
7.875% 8/15/11	50,000	46,250
#Expedia 144A 8.50% 7/1/16	25,000	20,625
Ford Motor Credit
7.80% 6/1/12	100,000	54,234
9.875% 8/10/11	10,000	5,816
*Goodyear Tire & Rubber 9.00% 7/1/15	30,000	22,800
#Invista 144A 9.25% 5/1/12	25,000	23,125
Lear 8.75% 12/1/16	114,000	19,950
Levi Strauss 9.75% 1/15/15	33,000	27,555
M/I Homes 6.875% 4/1/12	20,000	10,600
Mobile Mini 6.875% 5/1/15	30,000	22,350
*Neiman Marcus Group 10.375% 10/15/15	40,000	16,850
Ryland Group 6.875% 6/15/13	55,000	47,299
*Tenneco Automotive 8.625% 11/15/14	110,000	15,950
Toll 8.25% 2/1/11	45,000	44,325
		478,667
Consumer Non-Cyclical – 2.21%
ACCO Brands 7.625% 8/15/15	30,000	12,300
Alliance One International
8.50% 5/15/12	10,000	8,700
11.00% 5/15/12	5,000	4,725
*#Bausch & Lomb 144A 9.875% 11/1/15	90,000	81,899
*Chiquita Brands International 8.875% 12/1/15	25,000	19,188
Constellation Brands 8.125% 1/15/12	85,000	84,574
Cornell 10.75% 7/1/12	15,000	13,875
*Cott Beverages USA 8.00% 12/15/11	20,000	10,900
Del Monte
6.75% 2/15/15	15,000	14,400
8.625% 12/15/12	10,000	10,125
*Iron Mountain
6.625% 1/1/16	30,000	28,050
8.00% 6/15/20	30,000	28,350
*Jarden 7.50% 5/1/17	31,000	24,335
JohnsonDiversey Holdings 10.67% 5/15/13	25,000	18,625
LVB Acquisition
10.00% 10/15/17	30,000	30,150
11.625% 10/15/17	5,000	4,650
McKesson 7.50% 2/15/19	60,000	62,753
National Beef Packing 10.50% 8/1/11	32,000	23,520
Pinnacle Foods Finance 9.25% 4/1/15	15,000	12,375
#Tyson Foods 144A 10.50% 3/1/14	15,000	14,213
Universal Hospital Services PIK 8.50% 6/1/15	5,000	4,375
Visant Holding 8.75% 12/1/13	45,000	41,625
		553,707
Energy – 3.81%
AmeriGas Partners 7.125% 5/20/16	57,000	53,295
Chesapeake Energy 6.375% 6/15/15	48,000	39,480
Complete Production Service 8.00% 12/15/16	25,000	17,031
Compton Petroleum Finance 7.625% 12/1/13	83,000	28,220
#Connacher Oil & Gas 144A 10.25% 12/15/15	35,000	13,475
#Copano Energy 144A 7.75% 6/1/18	30,000	23,550
Denbury Resources 9.75% 3/1/16	15,000	14,175
Dynegy Holdings 7.75% 6/1/19	35,000	21,350
El Paso
6.875% 6/15/14	21,000	18,665
7.00% 6/15/17	5,000	4,411
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	46,000	43,643
Enterprise Products Operating 9.75% 1/31/14	50,000	54,189
Frontier Oil 8.50% 9/15/16	20,000	19,400

Geophysique-Veritas
7.50% 5/15/15		13,000	10,238
7.75% 5/15/17		36,000	28,080
#Helix Energy Solutions Group 144A 9.50% 1/15/16		45,000	25,425
#Hilcorp Energy I 144A
7.75% 11/1/15		7,000	5,390
9.00% 6/1/16		52,000	41,600
Inergy Finance
6.875% 12/15/14		52,000	48,100
8.25% 3/1/16		20,000	19,300
Key Energy Services 8.375% 12/1/14		40,000	26,200
Mariner Energy 8.00% 5/15/17		60,000	40,200
MarkWest Energy Partners/Finance 8.75% 4/15/18		60,000	42,900
Massey Energy 6.875% 12/15/13		62,000	54,869
OPTI Canada
7.875% 12/15/14		35,000	11,725
8.25% 12/15/14		13,000	4,485
*Petrobras International Finance 7.875% 3/15/19		45,000	45,338
PetroHawk Energy
9.125% 7/15/13		17,000	16,150
#144A 7.875% 6/1/15		15,000	12,975
@Petroleum Development 12.00% 2/15/18		30,000	19,125
Plains Exploration & Production 7.00% 3/15/17		46,000	39,445
Range Resources 7.25% 5/1/18		30,000	27,300
Regency Energy Partners 8.375% 12/15/13		48,000	40,200
#Tennessee Gas Pipeline 144A 8.00% 2/1/16		10,000	9,875
Whiting Petroleum 7.25% 5/1/13		22,000	18,040
*Williams 7.50% 1/15/31		18,000	14,660
			952,504
Finance & Investments – 2.30%
@GE Capital UK Funding 4.625% 1/18/16	GBP	114,000	145,203
General Electric Capital
•3.85% 2/2/11	NOK	1,000,000	130,705
@5.125% 1/28/14	SEK	1,000,000	109,583
•Hartford Financial Services Group 8.125% 6/15/38	USD	45,000	21,388
Hexion US Finance 9.75% 11/15/14		25,000	3,375
•@HSBC Financial 1.249% 4/24/10	CAD	101,000	77,739
Lender Processing Services 8.125% 7/1/16	USD	25,000	25,094
Leucadia National 8.125% 9/15/15		29,000	24,215
•#Liberty Mutual 144A 10.75% 6/15/58		40,000	21,226
@#Nuveen Investments 144A 10.50% 11/15/15		77,000	18,095
			576,623
Media – 1.33%
#Charter Communications Operating 144A
*8.00% 4/30/12		5,000	4,475
*8.375% 4/30/14		15,000	12,975
10.875% 9/15/14		65,000	60,450
#CSC Holdings 144A 8.50% 6/15/15		30,000	28,800
DirecTV Holdings 8.375% 3/15/13		11,000	11,165
EchoStar DBS 7.125% 2/1/16		35,000	31,763
Lamar Media
6.625% 8/15/15		45,000	28,350
*6.625% 8/15/15		15,000	9,750
#LBI Media 144A 8.50% 8/1/17		25,000	7,625
Mediacom Capital 9.50% 1/15/13		20,000	17,500
Nielsen Finance
10.00% 8/1/14		30,000	24,900
#144A 11.625% 2/1/14		5,000	4,350
Quebecor Media 7.75% 3/15/16		17,000	13,940
#Rainbow National Services 144A 10.375% 9/1/14		20,000	20,575
#Videotron 144A 9.125% 4/15/18		55,000	55,825
			332,443

Services Cyclical – 2.01%
ARAMARK 8.50% 2/1/15		58,000	53,069
@Cardtronics 9.25% 8/15/13		67,000	44,555
Corrections Corporation of America 6.25% 3/15/13		25,000	24,063
#Erac USA Finance 144A 6.375% 10/15/17		20,000	13,014
FTI Consulting 7.625% 6/15/13		99,000	99,247
Gaylord Entertainment
6.75% 11/15/14		20,000	12,800
8.00% 11/15/13		22,000	14,685
Global Cash Access 8.75% 3/15/12		40,000	31,800
Hertz
8.875% 1/1/14		39,000	19,305
*10.50% 1/1/16		15,000	5,700
MGM MIRAGE
6.75% 4/1/13		35,000	15,138
*7.50% 6/1/16		15,000	6,113
*#144A 13.00% 11/15/13		10,000	7,250
@‡Northwest Airlines 10.00% 2/1/10		15,000	19
*Pinnacle Entertainment 8.75% 10/1/13		40,000	35,800
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		66,000	58,409
RSC Equipment Rental 9.50% 12/1/14		25,000	13,500
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		40,000	31,270
8.03% 10/1/20		20,000	16,637
			502,374
Services Non-Cyclical – 1.61%
Alliance Imaging 7.25% 12/15/12		30,000	28,200
Allied Waste North America
6.875% 6/1/17		25,000	23,787
7.125% 5/15/16		10,000	9,663
Casella Waste Systems 9.75% 2/1/13		73,000	64,240
Community Health Systems 8.875% 7/15/15		55,000	52,319
HCA
6.50% 2/15/16		45,000	30,375
9.25% 11/15/16		15,000	13,763
PIK 9.625% 11/15/16		75,000	62,813
•HealthSouth 8.323% 6/15/14		60,000	51,900
Select Medical 7.625% 2/1/15		65,000	40,300
Tenet Healthcare 7.375% 2/1/13		30,000	25,500
			402,860
Technology & Electronics – 1.46%
Amkor Technologies 7.75% 5/15/13		15,000	8,906
Celestica
7.625% 7/1/13		5,000	4,500
7.875% 7/1/11		15,000	14,456
Flextronics International
*6.25% 11/15/14		25,000	21,125
6.50% 5/15/13		5,000	4,438
@International Business Machines 4.00% 11/11/11	EUR	200,000	257,394
Sungard Data Systems
9.125% 8/15/13	USD	34,000	29,070
10.25% 8/15/15		35,000	24,150
			364,039
Telecommunications – 3.26%
•Centennial Communications 7.185% 1/1/13		14,000	14,000
Cincinnati Bell
7.00% 2/15/15		25,000	22,875
7.25% 7/15/13		15,000	14,400
Cricket Communications 9.375% 11/1/14		62,000	56,885
Crown Castle International 9.00% 1/15/15		55,000	53,900
GCI 7.25% 2/15/14		15,000	13,575
Hughes Network Systems 9.50% 4/15/14		52,000	45,760
Inmarsat Finance 10.375% 11/15/12		60,000	61,500

Intelsat Jackson Holdings 11.25% 6/15/16		82,000	77,695
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15		15,000	14,325
Lucent Technologies 6.45% 3/15/29		42,000	15,435
MetroPCS Wireless 9.25% 11/1/14		87,000	82,650
*Qwest Capital Funding 7.25% 2/15/11		32,000	30,640
Sprint Nextel 6.00% 12/1/16		100,000	65,090
Telecom Italia Capital 5.25% 10/1/15		98,000	82,778
#Telesat Canada 144A
11.00% 11/1/15		35,000	28,525
12.50% 11/1/17		10,000	7,250
Time Warner Telecom Holdings 9.25% 2/15/14		40,000	38,100
Virgin Media Finance 8.75% 4/15/14		65,000	58,744
Windstream 8.125% 8/1/13		32,000	31,200
			815,327
Utilities – 1.48%
AES
8.00% 10/15/17		41,000	35,055
#144A 8.00% 6/1/20		15,000	12,525
#144A 8.75% 5/15/13		16,000	15,600
Edison Mission Energy 7.625% 5/15/27		25,000	18,875
Elwood Energy 8.159% 7/5/26		87,224	70,614
Midwest Generation 8.30% 7/2/09		18,255	18,253
Mirant North America 7.375% 12/31/13		57,000	52,440
NRG Energy
7.375% 2/1/16		48,000	44,400
7.375% 1/15/17		5,000	4,638
Orion Power Holdings 12.00% 5/1/10		50,000	51,563
Reliant Energy 7.625% 6/15/14		25,000	18,250
Texas Competitive Electric Holdings 10.25% 11/1/15		55,000	28,050
			370,263
Total Corporate Bonds (cost $8,509,909)			6,876,910

Foreign Agencies – 3.69%
Germany – 3.69%
KFW
3.50% 7/4/21	EUR	228,000	268,113
4.125% 7/4/17	EUR	323,000	423,335
8.00% 12/21/12	NZD	160,000	90,950
Rentenbank 1.375% 4/25/13	JPY	14,000,000	140,972
Total Foreign Agencies (cost $948,550)			923,370

Regional Agency – 1.01%
Australia – 1.01%
New South Wales Treasury 6.00% 5/1/12	AUD	377,000	252,302
Total Regional Agency (cost $312,381)			252,302

«Senior Secured Loans – 0.53%
Ford Motor Term B 3.556% 11/29/13	USD	115,000	37,838
General Motors Term B 8.029% 11/17/13		49,873	18,593
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14		55,000	47,163
Toys R US New Term Loan 4.80% 7/19/12		50,000	28,322
Total Senior Secured Loans (cost $168,857)			131,916

Sovereign Agencies – 1.09%
Norway – 1.09%
Kommunalbanken
4.25% 10/24/11	NOK	940,000	137,299
8.00% 10/19/10	NZD	250,000	134,192
Total Sovereign Agencies (cost $336,738)			271,491

Sovereign Debt – 6.77%
Austria – 1.79%
#Republic of Austria 144A 4.00% 9/15/16	EUR	350,000	448,285
			448,285

Canada – 0.97%
Canadian Government
3.50% 6/1/13	CAD	148,000	123,982
4.25% 6/1/18	CAD	135,000	117,448
			241,430
Japan – 2.37%
Japan Government
10 yr Bond 1.70% 3/20/17	JPY	11,550,000	125,001
30 yr Bond 2.40% 3/20/37	JPY	17,550,000	195,058
CPI Linked 1.20% 6/10/17	JPY	9,884,300	83,555
CPI Linked 1.20% 12/10/17	JPY	10,120,000	85,498
CPI Linked 1.30% 9/10/17	JPY	12,168,000	104,171
			593,283
Mexico – 0.15%
*United Mexican States 5.95% 3/19/19	USD	40,000	38,600
			38,600
Republic of Korea – 0.53%
Government of South Korea 4.25% 12/7/21	EUR	140,000	132,894
			132,894
Sweden – 0.17%
Swedish Government 5.50% 10/8/12	SEK	330,000	41,478
			41,478
United Kingdom – 0.79%
U.K. Treasury 5.00% 3/7/18	GBP	123,300	198,679
			198,679
Total Sovereign Debt (cost $1,832,016)			1,694,649

Supranational Banks – 4.65%
European Investment Bank
4.75% 10/15/17	EUR	287,000	391,139
5.75% 9/15/09	AUD	260,000	168,271
6.00% 8/14/13	AUD	78,000	52,503
6.125% 1/23/17	AUD	73,000	49,259
6.25% 4/15/14	GBP	130,000	211,454
Inter-American Development Bank 7.25% 5/24/12	NZD	378,000	206,248
International Bank for Reconstruction & Development 12.25% 8/4/10	BRL	200,000	84,700
Total Supranational Banks (cost $1,326,737)			1,163,574

		Number of
		Shares
Limited Partnership – 0.07%
*Brookfield Infrastructure Partners		1,600	18,592
Total Limited Partnership (cost $30,407)			18,592

Right – 0.02%
±*Cie de Saint-Gobain		3,880	5,705
Total Right (cost $0)			5,705

Warrants – 0.00%
P†=Port Townsend		20	0
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		130	0
Total Warrants (cost $11,539)			0

		Principal
		Amount°
Repurchase Agreements** – 18.05%
BNP Paribas 0.24%, dated 2/27/09, to be
repurchased on 3/2/09, repurchase price $4,515,090
(collateralized by U.S. Government obligations,
5/14/09 - 2/11/10; market value $4,609,638)	USD	4,515,000	4,515,000
Total Repurchase Agreements (cost $4,515,000)			4,515,000

Total Value of Securities Before Securities Lending Collateral – 141.31%
(cost $48,977,568)			35,349,221

	Number of
	Shares
Securities Lending Collateral*** – 11.76%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,015,188	2,942,664
†Mellon GSL DBT II Liquidation Trust	78,121	8
Total Securities Lending Collateral (cost $3,093,309)		2,942,672

Total Value of Securities – 153.07%
(cost $52,070,877)		38,291,893 ©
Obligation to Return Securities Lending Collateral*** – (12.37%)		(3,093,309)
Borrowing Under Line of Credit – (42.87%)		(10,725,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.17%		542,848
Net Assets Applicable to 5,190,559 Shares Outstanding – 100.00%		$25,016,432

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

❖Securities have been classified by type of business.
@Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $974,226, which represented 3.89% of the Fund’s net assets. See Note 7 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2009, the aggregate amount of fair valued securities was $20,864, which represented 0.08% of the Fund’s net assets. See Note 1 in "Notes."
±Security is being valued based on international fair value pricing. At February 28, 2009, the aggregate amount of international fair value priced securities was $6,616,538, which represented 26.45% of the Fund's net assets. See Note 1 in "Notes."
†Non income producing security.
•Variable rate security. The rate shown is the rate as of February 28, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2009, the aggregate amount of Rule 144A securities was $2,314,263 which represented 9.25% of the Fund’s net assets. See Note 7 in “Notes.”
‡Non income producing security. Security is currently in default.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2009.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $2,931,875 of securities loaned.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2009, the aggregate amount of the restricted securities was $1 or 0.00% of the Fund's net assets. See Note 7 in Notes.

Summary of Abbreviations:
ADR – American Depositary Receipt
CPI – Consumer Price Index
FDR – Foreign Depositary Receipt
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at February 28, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(844,704)	USD	556,575	3/31/09	$17,676
BRL	(187,506)	USD	80,769	3/31/09	2,444
CAD	(242,809)	USD	192,068	3/31/09	1,213
CAD	(133,635)	USD	107,414	3/31/09	2,374
CHF	83,826	USD	(71,517)	3/31/09	180
EUR	(414,247)	USD	523,065	3/31/09	(1,923)
EUR	(631,822)	USD	796,096	3/31/09	(4,633)
EUR	2,741,779	USD	(3,531,960)	3/31/09	(57,215)
GBP	189,022	EUR	(213,495)	3/31/09	(16)
GBP	(55,330)	USD	78,679	3/31/09	(517)
GBP	(68,024)	USD	96,781	3/3/109	(584)
GBP	(81,662)	USD	116,732	3/31/09	(154)
JPY	161,221,754	USD	(1,753,707)	3/31/09	(100,607)
JPY	205,893,332	USD	(2,240,406)	3/31/09	(129,264)
MYR	169,670	USD	(47,000)	3/31/09	(1,282)
NOK	(1,794,296)	USD	264,236	3/31/09	9,313
NZD	(45,840)	USD	24,043	3/31/09	1,135
NZD	(861,297)	USD	435,816	3/31/09	5,398
SEK	(602,078)	USD	68,949	3/31/09	2,121
SGD	55,729	USD	(37,000)	3/31/09	(1,005)
					$(255,346)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments® Global Dividend and Income Fund, Inc. (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$52,589,736
Aggregate unrealized appreciation	429,718
Aggregate unrealized depreciation	(14,727,561)
Net unrealized depreciation	$(14,297,843)

For federal income tax purposes, at November 30, 2008, capital loss carryforward of $6,164,872 may be carried forward and applied against future capital gains. Such capital loss carryforward expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Securities	Derivatives
Level 1	$13,602,327	$-
Level 2	24,332,227	(255,346)
Level 3	357,339	-
Total	$38,291,893	$(255,346)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$567,495
Net realized loss	(279,731)
Net change in unrealized
appreciation/depreciation	125,169
Net purchases, sales and settlements	(55,594)
Net transfers in and/or out of level 3	-
Balance as of 2/28/09	$357,339

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/09	$131,567

3. Line of Credit
For the period ended February 28, 2009 the Fund borrowed money pursuant to a $25,000,000 Line of Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 30, 2009. At February 28, 2009, the par value of loans outstanding was $10,725,000 at a variable interest rate of 1.12%. During the period ended February 28, 2009, the average daily balance of loans outstanding was $10,725,000 at a weighted average interest rate of approximately 1.08%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unusual balance. The loan is collateralized by the Fund’s portfolio.

4. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund’s receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended February 28, 2009, the Fund did not enter into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if a Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enter into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $2,931,875, for which the Fund received collateral, comprised of non-cash collateral valued at $29,877, and cash collateral of $3,093,309. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: